Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Tax Benefit

Income tax benefit consists of:

	2015	2014	2013
	US$	US$	US$
Continuing Operations
Income tax benefit:
Current	(201,045)	(255,927)	(820,039)
Deferred	(8,001)	—	(21,861)

Total income tax benefit	(209,046)	(255,927)	(841,900)

Schedule of Reconciliation of Income Tax Expense (Benefit)

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2015	2014	2013
	US$	US$	US$
Income tax benefit at the Hong Kong statutory income tax rate	(1,103,014)	(1,801,722)	(480,671)
Foreign rate differential	44,121	(299,512)	30,822
Non-taxable other income	(76,228)	(227,440)	(386,664)
Non-tax deductible expenses	351,052	1,035,101	670,389
Overprovision of tax in prior periods	(367,790)	(695,630)	(1,314,491)
Unrecognized tax benefits	156,288	278,338	223,959
Changes in valuation allowance	786,525	1,454,938	414,756

Total income tax benefit at the Company’s effective income tax rate	(209,046)	(255,927)	(841,900)

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	3.1%	2.3%	28.9%

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of March 31, 2015 and 2014 comprise the following:

	March 31, 2015	March 31, 2014
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,293,850	2,318,586
Provision for inventories	340,221	238,730
Provision for warranty	217,750	217,434
Operating losses carried forward	4,529,238	4,391,655

Gross deferred tax assets	7,381,059	7,166,405
Less: Valuation allowance for deferred tax assets	(7,378,244)	(7,166,405)

Net deferred tax assets	2,815	—

Deferred tax liabilities:
Tax over book depreciation of property, plant and equipment	—	(5,183)

Total deferred tax liabilities	—	(5,183)

Summary of Valuation Allowance

	Fiscal years ended
	March 31, 2015	March 31, 2014	March 31, 2013
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	7,166,405	5,757,984	5,185,404
Additions	185,874	1,454,938	414,756
Exchange realignment	25,965	(46,517)	157,824

Balance at end of fiscal year	7,378,244	7,166,405	5,757,984

Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2015 and 2014, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2015	March 31, 2014
	US$	US$
Balance at beginning of fiscal year	8,589,164	8,870,677
Additions based on tax positions related to the current year	630,012	422,094
Reduction for tax positions related to prior year	(217,785)	(700,780)
Exchange realignment	7,256	(2,827)

Balance at end of fiscal year	9,008,647	8,589,164